Commitments and Contingencies - Litigations in Progress (Detail) - 12 months ended Dec. 31, 2024
₩ in Millions, ₨ in Millions, ₨ in Millions, ฿ in Millions, ¥ in Millions, R$ in Millions, $ in Millions, $ in Millions
	USD ($) Cash_Generating_Units	KRW (₩)	THB (฿)	INR (₨)	PKR (₨)	BRL (R$)	MXN ($)	CNY (¥)
POSCO HOLDINGS INC. [member]
Disclosure of contingent liabilities [line items]
Description	POSCO HOLDINGS INC. has provided 3 blank checks to Korea Energy Agency as collateral for long-term foreign currency borrowings.
POSCO INTERNATIONAL Corporation [member]
Disclosure of contingent liabilities [line items]
Description	As of December 31, 2024, POSCO INTERNATIONAL Corporation has provided 24 blank promissory notes and 18 blank checks to Korea Energy Agency and others as collateral for the guarantee on performance for contracts and others.
POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member]
Disclosure of contingent liabilities [line items]
Description	As of December 31, 2024, POSCO Eco & Challenge Co., Ltd. has provided 38 blank checks and 4 blank promissory notes as collateral for agreements and outstanding loans.
POSCO DX Co., Ltd.(formerly, POSCO ICT) [member]
Disclosure of contingent liabilities [line items]
Description	As of December 31, 2024, POSCO DX Co., Ltd. has provided 7 blank checks to financial institutions as collateral for the guarantee on performance for contracts and others.
KRW [member] | POSCO HOLDINGS INC. [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	4
Claim amount | ₩		₩ 522
Description	Lawsuit on claim for damages and others
KRW [member] | POSCO [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	172
Claim amount | ₩		457,313
Description	Lawsuit on claim for employee right and others
KRW [member] | POSCO INTERNATIONAL Corporation [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	4
Claim amount | ₩		968
Description	Lawsuit on claim for damages and others
KRW [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	112
Claim amount | ₩		210,631
Description	Lawsuit on claim for damages and others
KRW [member] | POSCO DX Co., Ltd.(formerly, POSCO ICT) [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	15
Claim amount | ₩		7,527
Description	Lawsuit on claim for damages and others
KRW [member] | POSCO FUTURE MCO., LTD. (formerly, POSCO CHEMICAL CO., LTD) [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	3
Claim amount | ₩		2,664
Description	Lawsuit on claim for damages and others
KRW [member] | POSCO A&C [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	4
Claim amount | ₩		3,403
Description	Lawsuit on claim for damages and others
KRW [member] | POSCO WIDE Co., Ltd. [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount | ₩		123
Description	Lawsuit on claim for damages and others
KRW [member] | POSCO Mobility Solution Corporation | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount | ₩		82
Description	Lawsuit on claim for damages and others
INR [member] | POSCO INTERNATIONAL Corporation [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount		76,829		₨ 4,469,396
Description	Lawsuit on claim for payment on guarantees and others
INR [member] | POSCO Engineering and Construction India Private Limited [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount		8,491		493,968
Description	Lawsuit on claim for payment and others
INR [member] | POSCO INDIA PROCESSING CENTER PRIVATE LIMITED [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount		935		54,420
Description	Lawsuit on claim for damages
INR [member] | POSCO-India Private Limited [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount		42		2,466
Description	Lawsuit on claim for wages
INR [member] | POSCO Maharashtra Steel Private Limited | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount		163		₨ 9,500
Description	Lawsuit on claim for labor and others
PKR [member] | POSCO INTERNATIONAL Corporation [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount		659			₨ 124,775
Description	Lawsuit on claim for damages
USD [member] | POSCO INTERNATIONAL Corporation [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	6
Claim amount	$ 74,570	109,617
Description	Lawsuit on claim for damages and others
USD [member] | POSCO ASIA COMPANY LIMITED [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	$ 80	117
Description	Lawsuit on claim for damages and others
USD [member] | POSCO-China Holding Corp. [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	$ 1,290	1,896
Description	Lawsuit on claim for damages and others
USD [member] | POSCO INTERNATIONAL TEXTILE LLC. [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	$ 2,389	3,512
Description	Lawsuit on claim for contract settlement
USD [member] | POSCO ASSAN TST STEEL INDUSTRY Inc [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	24
Claim amount	$ 92	135
Description	Lawsuit on claim for labor and others
USD [member] | POSCO SOUTH EAST ASIA PTE. LTD [Member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount	$ 15,900	23,373
Description	Lawsuit over contract dispute and others
USD [member] | POSCO INTERNATIONAL AMERICA CORP [Member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount	$ 3,000	4,410
Description	Lawsuit over contract dispute and others
BRL [member] | POSCO DX Co., Ltd.(formerly, POSCO ICT) [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount		3,526				R$ 14,819
Description	Lawsuit on claim for damages
BRL [member] | POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA. [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	53
Claim amount		43,024				180,818
Description	Lawsuit on claim for payment on construction and others
BRL [member] | Brazil Sao Paulo Steel Processing Center [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	7
Claim amount		1,601				R$ 6,729
Description	Lawsuit on claim for labor and others
CNY [member] | POSCO(Chongqing) Automotive Processing Center Co., Ltd | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount		108						¥ 539
Description	Lawsuit on claim for penalty payment
THB [Member] | POSCO Thainox Public Company Limited [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount		150	฿ 3,480
Description	Lawsuit on invalidation of a check
Mexico, Pesos | POSCO MPPC SA de CV [member] | Litigations in progress [member]
Disclosure of contingent liabilities [line items]
Legal actions	7
Claim amount		₩ 186					$ 2,614
Description	Lawsuit on claim for labor and others